Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 54,016	$ 39,080	$ 38,072	$ 69,000
Additions for tax positions taken in the current year	10,874	16,367	3,016
Additions for tax positions of prior years	5,572	3,584	1,050
Reductions for tax positions of prior years	(196)	(3,113)	(1,691)
Reductions for tax positions of expired statute of limitations	(3,573)	(1,902)	(1,367)
Settlements	(5,452)
Balance at end of year	$ 61,241	$ 54,016	$ 39,080	$ 69,000